Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Information [Abstract]
Receipts from customers	$ 7,592,577	$ 4,734,350	$ 1,912,689
Payments to suppliers and employees	(14,772,687)	(12,910,753)	(7,842,052)
Australian R&D tax incentive refund	768,433	395,001	251,986
Grants received from government and non-government sources	274,728	1,901,263	3,082,182
Net Cash Flows Used In Operating Activities	(6,136,949)	(5,880,139)	(2,595,195)
Cash Flows Related to Investing Activities
Payments for purchases of plant and equipment		(195)	(7,739)
Payments for term deposit	(3,036,278)
Payments for acquisition of associate			(2,729,863)
Interest received	135,866	327,756	116,323
Net Cash Flows From/(Used In) Investing Activities	(2,900,412)	327,561	(2,621,279)
Cash Flows Related to Financing Activities
Proceeds from issues of securities	396,827	24,000
Share issue transaction costs	(124,114)
Principal elements of lease payments	(65,661)	(15,595)	(35,015)
Interest and other costs of finance paid	(7,305)	(7,576)	(9,652)
Net Cash Flows From/(Used In) Financing Activities	199,747	829	(44,667)
Net decrease in cash and cash equivalents	(8,837,614)	(5,551,749)	(5,261,141)
Cash and cash equivalents at the beginning of the year	11,657,315	17,159,764	22,110,278
Effects of exchange rate changes on cash and cash equivalents	10,825	49,300	310,627
Cash and Cash Equivalents at the End of the Year	$ 2,830,526	$ 11,657,315	$ 17,159,764